Taxation	12 Months Ended
Dec. 31, 2022
Taxation
Taxation

28. Taxation

Under the laws of the countries of the Group’s domestication/incorporation and/or vessels’ registration, the Group is not subject to tax on international shipping income. However, it is subject to registration and tonnage taxes, which are included in vessel operating and supervision costs in the consolidated statement of profit or loss.

Under the United States Internal Revenue Code of 1986, as amended (the “Code”), the U.S. source gross transportation income of a ship-owning or chartering corporation, such as GasLog, is subject to a 4% U.S. Federal income tax without allowance for deduction, unless that corporation qualifies for exemption from tax under Section 883 of the Code and the Treasury Regulations promulgated thereunder. U.S. source gross transportation income consists of 50% of the gross shipping income that is attributable to transportation that begins or ends, but that does not both begin and end, in the United States.

GasLog Partners did not qualify for this exemption for the three years ended December 31, 2022. During the year ended December 31, 2022, the estimated U.S. source gross transportation tax was $1,529 (December 31, 2021: $1,357 and December 31, 2020: $1,300).

GasLog does not expect to qualify for the statutory tax exemption for the year ended December 31, 2022. GasLog has qualified for the statutory tax exemption for the year of 2021. During the year ended December 31, 2022, the estimated U.S. source gross transportation tax for GasLog’s wholly owned subsidiaries was $2,730 (December 31, 2021: $3,300, December 31, 2020: $0) and the tax accrual reversals from prior years was $3,300 (December 31, 2021: $0, December 31, 2020: $0).